Long-Term Debt - Summary of Specified Secured Leverage Ratio of Term Loan (Detail)	Jul. 29, 2017
Debt Instruments [Abstract]
Secured leverage ratio through July 31,2018	400.00%
Secured leverage ratio through July 31,2019	375.00%
Secured leverage ratio through July 31,2020	350.00%
Secured leverage ratio through July 31,2021	325.00%
Secured leverage ratio through April 25,2022	300.00%